Operating Lease	12 Months Ended
Dec. 31, 2011
Operating Lease [Abstract]
Operating Lease

NOTE 9—OPERATING LEASE

We lease office space under a noncancelable operating lease expiring in October 2016. Total rent expense under the agreement was $19,975 for the year ended December 31, 2011. Minimum future lease payments under the lease are $50,700 for each of the years through 2015, and $42,300 for 2016.